Acquisitions (Tables)	6 Months Ended
Jun. 27, 2026
Integrity Orthopaedics Inc.
Acquisitions
Schedule of fair value of assets acquired and liabilities assumed

Integrity
$m
Intangible assets - technology-related	321
Inventory	1
Cash	5
Other Assets	2
Other liabilities	(7)
Trade and other payables	(1)
Net deferred tax liability	(71)
Net assets	250
Goodwill	140
Consideration	390